Net loss per share (Tables)	3 Months Ended
Mar. 31, 2022
Disclosure of Earnings Per Share

	Three months ended
	March 31,
	2022	2021
	$	$
Net loss	(2,640)	(1,458)
Basic weighted average number of shares outstanding	121,397,007	95,444,990
Net loss income per share (basic)	(0.02)	(0.02)

Dilutive effect of stock options and DSUs	—	—
Dilutive effect of warrants	—	—
Diluted weighted average number of shares outstanding	121,397,007	95,444,990
Net loss per share (diluted)	(0.02)	(0.02)

Items excluded from the calculation of diluted net loss per share because the exercise price was greater than the average market price of the common shares or due to their anti-dilutive effect
Stock options and DSUs	1,559,368	679,400
Warrants	11,441,213	11,663,435